Pensions and Other Postretirement Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Change in fair value of plan assets [Abstract]
Company contributions	$ 77,500,000		$ 67,000,000
Other changes in plan assets and benefit obligations for continuing operations recognized in other comprehensive loss (income) [Abstract]
Total recognized in other comprehensive (income) loss, after taxes	(26,900,000)		(60,200,000)		(3,500,000)
Estimated Net Future Benefit Payments [Abstract]
2013	85,400,000
2013	75,100,000
2014	78,100,000
2015	81,900,000
2016	84,900,000
2017 – 2021	453,200,000
Defined contribution plan [Abstract]
Employer matching contribution percentage	80.00%
Maximum percentage of employee's compensation eligible for employer matching contributions	5.00%
Defined Contribution Plan, Additional Employer Annual Contribution Percentage	5.00%
Charges for defined contribution plans	10,200,000		10,600,000		7,800,000
Pension Plans, Defined Benefit [Member]
Following are the weighted average assumptions used to determine the benefit obligations [Abstract]
Discount Rate	4.15%		4.95%
Rate of compensation increase	3.40%		3.40%
Plans with unfunded accumulated benefit obligation	1,367,300,000		1,213,900,000
Change in projected benefit obligation [Abstract]
Projected benefit obligation at January 1	1,268,300,000		1,175,500,000
Service cost	20,200,000		18,800,000		18,200,000
Interest cost	61,300,000		61,600,000		63,200,000
Actuarial loss (gain)	140,700,000		69,400,000
Amendments	0		2,200,000
Foreign currency exchange rate changes	3,400,000		(900,000)
Plan participants’ contributions	200,000		200,000
Other	0		500,000
Curtailments	(3,000,000)		0
Benefits paid	(63,000,000)		(59,000,000)
Projected benefit obligation at December 31	1,428,100,000		1,268,300,000		1,175,500,000
Change in fair value of plan assets [Abstract]
Fair value of plan assets at January 1	918,800,000		905,800,000
Actual return on plan assets	127,200,000		8,400,000
Foreign currency exchange rate changes	3,100,000		(600,000)
Company contributions	73,900,000		64,000,000
Plan participants’ contributions	200,000		200,000
Benefits paid	(63,000,000)		(59,000,000)
Fair value of plan assets at December 31	1,060,200,000		918,800,000		905,800,000
Funded status of the plan (liability)	(367,900,000)		(349,500,000)
Amount recognized in the consolidated balance sheets [Abstract]
Accrued benefit liability	367,900,000		349,500,000
Total	(367,900,000)		(349,500,000)
The amounts in accumulated other comprehensive income (loss) that has not yet been recognized as components of net periodic benefit cost [Abstract]
Prior service (cost) credit	(7,700,000)		(9,800,000)
Net actuarial (loss) gain	(620,300,000)		(586,300,000)
Accumulated other comprehensive income (loss) – pretax	(628,000,000)		(596,100,000)
Accumulated other comprehensive income (loss) – net of tax	(394,200,000)		(373,500,000)
Other changes in plan assets and benefit obligations for continuing operations recognized in other comprehensive loss (income) [Abstract]
Current year net actuarial loss (gain)	84,300,000		143,900,000
Current year prior service cost (credit)	0		2,200,000
Amortization of net actuarial (loss) gain	(51,200,000)		(36,300,000)
Amortization of prior service (cost) credit	(2,100,000)		(1,900,000)
Foreign currency exchange rate changes on the above line items	900,000		(1,200,000)
Total recognized in other comprehensive (income) loss, before taxes	31,900,000		106,700,000
Total recognized in other comprehensive (income) loss, after taxes	20,700,000		67,000,000
Estimated amounts that will be amortized from AOCI during next fiscal year [Abstract]
Net actuarial gain (loss) that will be amortized from AOCI into net annual benefit cost (income) during 2012	70,300,000
Prior service cost (credit) that will be amortized from AOCI into net annual benefit cost (income) during 2012	(2,000,000)
Assumptions used in calculating net periodic benefit cost (income) [Abstract]
Discount rate	4.95%		5.40%		5.90%
Expected return on plan assets	7.75%		8.50%		8.50%
Rate of compensation increase	3.40%		4.20%		4.20%
Components of net annual benefit cost [Abstract]
Service cost	20,200,000		18,800,000		18,200,000
Interest cost	61,300,000		61,600,000		63,200,000
Expected return on plan assets	(76,600,000)		(82,500,000)		(79,000,000)
Amortization of transition asset	0		0		0
Amortization of prior service cost	2,100,000		1,900,000		1,200,000
Recognized net actuarial and other (gain) loss	51,200,000		36,300,000		26,500,000
Recognized loss due to settlement and curtailments	0		0		7,100,000
Net periodic benefit cost from continuing operations	58,200,000		36,100,000		37,200,000
Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	784,200,000		655,400,000
Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	275,300,000		262,700,000
Pension Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at January 1	700,000
Fair value of plan assets at December 31	700,000
Information about pension plan assets [Abstract]
Change in fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Cash and Short-term Investments [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	50,300,000		39,500,000
Pension Plans, Defined Benefit [Member] | Cash and Short-term Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	50,300,000		39,500,000
Pension Plans, Defined Benefit [Member] | Cash and Short-term Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Cash and Short-term Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Common Stock [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	556,300,000		474,200,000
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Common Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	556,300,000		474,200,000
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Common Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Common Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Preferred Stock [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	6,300,000		2,600,000
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Preferred Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	6,300,000		2,600,000
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Preferred Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Preferred Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Mutual Funds [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	232,700,000	[1]	191,900,000	[1]
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	158,200,000	[1]	128,800,000	[1]
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	74,500,000	[1]	63,100,000	[1]
Pension Plans, Defined Benefit [Member] | Equity Securities [Member] | Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0	[1]	0	[1]
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Investment Contracts [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	200,800,000		199,600,000
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Investment Contracts [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Investment Contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	200,800,000		199,600,000
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Investment Contracts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Mutual Funds [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	9,400,000		7,400,000
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	9,400,000		7,400,000
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Corporate Debt Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	1,000,000		500,000
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Corporate Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	1,000,000		500,000
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Government Debt [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	2,700,000		2,400,000
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Government Debt [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	2,700,000		2,400,000
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Government Debt [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Fixed Income Investments [Member] | Government Debt [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Real Estate/Property [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	600,000		600,000
Pension Plans, Defined Benefit [Member] | Real Estate/Property [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Real Estate/Property [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Real Estate/Property [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	600,000		600,000
Pension Plans, Defined Benefit [Member] | Other Investments [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	100,000		100,000
Pension Plans, Defined Benefit [Member] | Other Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Other Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	0		0
Pension Plans, Defined Benefit [Member] | Other Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at December 31	100,000		100,000
U.S. Defined Benefit Pension Plan [Member]
Change in fair value of plan assets [Abstract]
Company contributions	65,000,000		55,000,000
Assumptions used in calculating net periodic benefit cost (income) [Abstract]
Expected return on plan assets	7.75%		8.50%		8.50%
Components of net annual benefit cost [Abstract]
Historical compound annual rate of return of plan's trust over the last 20 years	9.60%
Estimated inflation rate assumptions for rate of return on plan assets	2.30%
Pension and Other Postretirement Benefit Contributions [Abstract]
Expected total voluntary cash contributions to U.S. defined benefit pension plan for 2012	40,000,000
U.S. Defined Benefit Pension Plan [Member] | Cash and Short-term Investments [Member]
Target plan asset allocations [Abstract]
Target asset allocation, minimum	0.00%
Target asset allocation, maximum	5.00%
U.S. Defined Benefit Pension Plan [Member] | Equity Securities [Member]
Target plan asset allocations [Abstract]
Target asset allocation, minimum	75.00%
Target asset allocation, maximum	85.00%
U.S. Defined Benefit Pension Plan [Member] | Equity Securities [Member] | Minimum [Member]
Assumptions used in calculating net periodic benefit cost (income) [Abstract]
Expected return on plan assets	7.40%
U.S. Defined Benefit Pension Plan [Member] | Equity Securities [Member] | Maximum [Member]
Assumptions used in calculating net periodic benefit cost (income) [Abstract]
Expected return on plan assets	9.90%
U.S. Defined Benefit Pension Plan [Member] | Fixed Income Investments [Member]
Target plan asset allocations [Abstract]
Target asset allocation, minimum	15.00%
Target asset allocation, maximum	25.00%
U.S. Defined Benefit Pension Plan [Member] | Fixed Income Investments [Member] | Minimum [Member]
Assumptions used in calculating net periodic benefit cost (income) [Abstract]
Expected return on plan assets	3.30%
U.S. Defined Benefit Pension Plan [Member] | Fixed Income Investments [Member] | Maximum [Member]
Assumptions used in calculating net periodic benefit cost (income) [Abstract]
Expected return on plan assets	4.80%
Other Pension Plans, Defined Benefit [Member]
Change in fair value of plan assets [Abstract]
Company contributions	5,000,000		3,100,000
Foreign Pension Plans, Defined Benefit [Member]
Change in fair value of plan assets [Abstract]
Company contributions	3,900,000		5,900,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Following are the weighted average assumptions used to determine the benefit obligations [Abstract]
Discount Rate	4.15%	[2]	4.95%	[2]
Rate of compensation increase	0.00%	[2]	0.00%	[2]
Plans with unfunded accumulated benefit obligation	0	[2]	0	[2]
Change in projected benefit obligation [Abstract]
Projected benefit obligation at January 1	28,400,000	[2]	45,400,000	[2]
Service cost	100,000	[2]	100,000	[2]	200,000
Interest cost	1,400,000	[2]	1,500,000	[2]	2,500,000
Actuarial loss (gain)	3,000,000	[2]	(15,500,000)	[2]
Amendments	0	[2]	0	[2]
Foreign currency exchange rate changes	(100,000)	[2]	0	[2]
Plan participants’ contributions	6,100,000	[2]	6,000,000	[2]
Other	0	[2]	(100,000)	[2]
Curtailments	0	[2]	0	[2]
Benefits paid	(9,700,000)	[2]	(9,000,000)	[2]
Projected benefit obligation at December 31	29,200,000	[2]	28,400,000	[2]	45,400,000	[2]
Change in fair value of plan assets [Abstract]
Fair value of plan assets at January 1	0	[2]	0	[2]
Actual return on plan assets	0	[2]	0	[2]
Foreign currency exchange rate changes	0	[2]	0	[2]
Company contributions	3,600,000	[2]	3,000,000	[2]
Plan participants’ contributions	6,100,000	[2]	6,000,000	[2]
Benefits paid	(9,700,000)	[2]	(9,000,000)	[2]
Fair value of plan assets at December 31	0	[2]	0	[2]	0	[2]
Funded status of the plan (liability)	(29,200,000)	[2]	(28,400,000)	[2]
Amount recognized in the consolidated balance sheets [Abstract]
Accrued benefit liability	29,200,000	[2]	28,400,000	[2]
Total	(29,200,000)	[2]	(28,400,000)	[2]
The amounts in accumulated other comprehensive income (loss) that has not yet been recognized as components of net periodic benefit cost [Abstract]
Prior service (cost) credit	0	[2]	200,000	[2]
Net actuarial (loss) gain	10,700,000	[2]	16,100,000	[2]
Accumulated other comprehensive income (loss) – pretax	10,700,000	[2]	16,300,000	[2]
Accumulated other comprehensive income (loss) – net of tax	6,700,000	[2]	11,300,000	[2]
Other changes in plan assets and benefit obligations for continuing operations recognized in other comprehensive loss (income) [Abstract]
Current year net actuarial loss (gain)	3,000,000	[2]	(15,500,000)	[2]
Current year prior service cost (credit)	0	[2]	0	[2]
Amortization of net actuarial (loss) gain	2,400,000	[2]	2,400,000	[2]
Amortization of prior service (cost) credit	200,000	[2]	200,000	[2]
Foreign currency exchange rate changes on the above line items	0	[2]	0	[2]
Total recognized in other comprehensive (income) loss, before taxes	5,600,000	[2]	(12,900,000)	[2]
Total recognized in other comprehensive (income) loss, after taxes	4,600,000	[2]	(7,200,000)	[2]
Estimated amounts that will be amortized from AOCI during next fiscal year [Abstract]
Net actuarial gain (loss) that will be amortized from AOCI into net annual benefit cost (income) during 2012	(1,800,000)
Assumptions used in calculating net periodic benefit cost (income) [Abstract]
Discount rate	4.95%		5.40%		5.90%
Expected return on plan assets	0.00%		0.00%		0.00%
Rate of compensation increase	0.00%		0.00%		0.00%
Components of net annual benefit cost [Abstract]
Service cost	100,000	[2]	100,000	[2]	200,000
Interest cost	1,400,000	[2]	1,500,000	[2]	2,500,000
Expected return on plan assets	0		0		0
Amortization of transition asset	0		0		0
Amortization of prior service cost	(200,000)		(200,000)		(100,000)
Recognized net actuarial and other (gain) loss	(2,400,000)		(2,400,000)		(400,000)
Recognized loss due to settlement and curtailments	0		0		0
Net periodic benefit cost from continuing operations	$ (1,100,000)		$ (1,000,000)		$ 2,200,000

[1]	As of December 31, 2012 and 2011 we have $74.5 million and $63.1 million, respectively, of investments in certain funds where the net asset value reported by the underlying funds approximates the fair value. These investments are redeemable with the fund at net asset value under the original terms of the partnership agreements and/or subscription agreements and operations of the underlying funds. However, it is possible that these redemption rights may be restricted or eliminated by the funds in the future in accordance with the underlying fund agreements. Due to the nature of the investments held by the funds, changes in market conditions and the economic environment may significantly impact the net asset value of the funds and, consequently, the fair value of the interests in the funds. Furthermore, changes to the liquidity provisions of the funds may significantly impact the fair value of the interest in the funds.
[2]	Refer to Note 9 for information on our discontinued postretirement benefit plans.